Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS
Goodwill
Goodwill recorded at December 31, 2018, and 2017, was $452.7 million. No accumulated goodwill impairment losses exist.
Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2018	2017
Intangible assets subject to amortization	$282.2	$354.2
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$294.6	$366.6
[1]Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2018			2017
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$137.3	$118.9	$256.2	$100.7	$155.5
Agency relationships	159.2	42.6	116.6	159.2	31.3	127.9
Software rights	79.1	40.1	39.0	79.1	29.4	49.7
Trade name	34.8	27.1	7.7	34.8	13.7	21.1
Total	$529.3	$247.1	$282.2	$529.3	$175.1	$354.2

Amortization expense was $72.0 million, $66.2 million, and $62.1 million for the years ended December 31, 2018, 2017, and 2016, respectively.
During 2017, we revised our estimate of the economic useful life of our trade name intangible asset from an original life of 10 years to a remaining life of 2 years. The decrease in the useful life represents the estimated length of time that it is expected to take to transition the branding of our Property business from the ASI trade name to the Progressive brand. As of December 31, 2018, the remaining average life of all of our intangible assets was 3.9 years.
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2018, is as follows:

(millions)
Year	Amortization Expense
2019	$66.4
2020	56.9
2021	56.6
2022	29.2
2023	13.5